                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended March 31, 1999


Check here if Amendment [ ]                Amendment Number:_________
   This Amendment (Check only one): [ ]     is a restatement
                                    [ ]     adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          ----------------------
Address:  1 Lafayette Place
          ----------------------
          Greenwich, CT 06830
          ----------------------

Form 13F File Number:  28-2610
                      ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          ---------------------------------
Title:    Vice President of General Partner
          ---------------------------------
Phone:    (203) 861-4600
          ---------------------------------

Signature, Place, and Date of Signing:

          /s/ E.J. BIRD                          Greenwich, CT     May 14, 1999
         -----------------------------------     -------------     ------------
                   (Signature)                   (City, State)        (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F Summary Page


Report Summary:


Number of Other Included Manager:                         NONE
Form 13F Information Table Entry Total:                      6
Form 13F Information Table Value Total:               $373,808
                                                      --------
                                                     (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F Information Table


Page 1 of 1

         Column 1:             Column 2:     Column 3:       Column 4:                Column 5:             Column 6    Column 7:
                                                                           -----------------------------

                                                            Fair Market    Shares or                       Investment    Other
                               Title of        CUSIP           Value       Principal   SH/PRN   Put/Call   Discretion   Managers
      Name of Issuer             Class         Number        (x $1000)      Amount
---------------------------------------------------------------------------------------------------------------------------------
Amp Inc.                       Common        03189710-1        36,340       676,883      SH                  DEFINED
---------------------------------------------------------------------------------------------------------------------------------
Amp Inc.                       Common        03189710-1       180,016     3,353,031      SH                    SOLE
---------------------------------------------------------------------------------------------------------------------------------
Bankers Trust Corp.            Common        066365-10-7        7,207        81,667      SH                  DEFINED
---------------------------------------------------------------------------------------------------------------------------------
Bankers Trust Corp.            Common        066365-10-7       35,682       404,333      SH                    SOLE
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co               Common        949740-10-4       19,231       548,470      SH                  DEFINED
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co               Common        949740-10-4       95,332     2,718,930      SH                    SOLE
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
(Confidential portion has been omitted and filed separately.)
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Grand Total                                                  373,808
---------------------------------------------------------------------------------------------------------------------------------

         Column 1:                          Column 8:
                                        Voting Authority
                                -------------------------------

                                (a) Sole   (b) Shared  (c) None
      Name of Issuer
----------------------------------------------------------------
Amp Inc.                         676,883
----------------------------------------------------------------
Amp Inc.                       3,353,031
----------------------------------------------------------------
Bankers Trust Corp.               81,667
----------------------------------------------------------------
Bankers Trust Corp.              404,333
----------------------------------------------------------------
Wells Fargo & Co                 548,470
----------------------------------------------------------------
Wells Fargo & Co               2,718,930
----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------
(Confidential portion has been omitted and filed separately.)
----------------------------------------------------------------

----------------------------------------------------------------
Grand Total
----------------------------------------------------------------